Cash and cash equivalents	6 Months Ended
Jun. 30, 2023
Cash and cash equivalents
Cash and cash equivalents

6. Cash and cash equivalents

	June 30,	December 31,
	2023	2022
Cash at bank and on hand	7,169,069	6,957,086
Total cash and cash equivalents	7,169,069	6,957,086

Split by currency:

	June 30,	December 31,
	2023	2022
CHF	20.75%	52.98%
USD	71.82%	42.10%
EUR	4.84%	2.69%
GBP	2.59%	2.23%
Total	100.00%	100.00%

The Group no longer pays interest on CHF cash and cash equivalents from the third quarter of 2022 whilst it earns interests on USD cash and cash equivalents. The Group invests its cash balances into a variety of current and deposit accounts mainly with one Swiss bank whose external credit rating is P- 1/A-1.

All cash and cash equivalents were held either at banks or on hand as of June 30, 2023 and December 31, 2022.